Offerings	Jun. 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares, par value $1.00 per Share
Amount Registered	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares, par value $1.00 per Share
Amount Registered | shares	13,029,338
Maximum Aggregate Offering Price	$ 187,752,761
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,928.67
Offering Note

(*)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the $14.67 (high) and $14.15 (low) prices of the Shares on the NYSE on June 8, 2026, which is within five business days prior to filing this registration statement.